Prepaid Expenses and Other Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Advanced to suppliers (a)	1,602,310	2,056,858	288,609
Deposits (b)	9,644,591	8,943,059	1,254,849
Tax/expenses paid on behalf of clients	3,182,361	448,108	62,876
Loan & interest receivable (c)	3,845,273	4,163,442	584,196
Prepaid VAT and other taxes	2,770,436	2,628,647	368,840
Other receivables (d)	442,354	571,383	80,174
	21,487,325	18,811,497	2,639,544
Allowance for credit losses related to prepaid expenses and other current assets	(8,973,447)	(9,185,409)	(1,288,855)
Total prepaid expenses and other receivables, net	12,513,878	9,626,088	1,350,689
(a)	The balance mainly represents the advance payments made chartered airlines freight services and rent.
(b)	The balance mainly represents the current operational deposits for lease and cargo space reservation to vendors.
(c)

The balance represents the principal and interests of the loan to Shenzhen Expecs Technology Co., Ltd. (“Expecs”). In May 2022, the Group entered into a term sheet with an intention to acquire Expecs of which core business is to offer services of inspection assistance for China Customs and customs brokerage. The Group prepaid RMB 3.6 million for the planned acquisition during 2022. In July 2023, the Group and Expecs signed a loan agreement and the prepayment became a one-year short term loan bearing an annual interest rate of 6%. In July 2024, the loan was extended for one more year due on June 30, 2025.

During the six months ended June 30, 2024, there was a substantial doubt of the recoverability of the loan to Expecs. Therefore, the Group recorded provision for credit losses against the full amount of the loan (including interests) of RMB 4,050,273 (US$ 568,316) as of June 30, 2024.

(d)	The balance mainly represents the prepaid rent and some advances to employees for routine business or travel needs.

Schedule of Allowance of Doubtful Accounts	The movement of allowance of doubtful accounts is as follows:
	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Beginning balance	237,704	8,973,447	1,259,113
Addition	8,761,236	211,962	29,742
Write off	(25,493)	-	-
Ending balance	8,973,447	9,185,409	1,288,855